Inventories - Schedule of Inventories (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Classes Of Inventories [Abstract]
Raw materials	$ 3,410,613	$ 3,358,264
Work in progress	281,027	474,057
Finished goods	635,914	675,031
Supplies and spare parts	710,607	753,977
Inventories	$ 5,038,161	$ 5,261,329